Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recorded in accumulated other comprehensive loss	$ 2,627	$ (961)	$ (1,321)
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recorded in accumulated other comprehensive loss	2,627	(961)
(Gain) loss reclassified from accumulated other comprehensive loss into earnings	$ (215)	$ (491)